Derivative Financial Instruments - Details of quantitative disclosure of debt cash flow maturities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
2020 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 211,777,379	$ 158,360,378
2020 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	52,874,594	53,962,520
2020 [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	10,009,595
2020 [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	5,137,194	19,386,459
2020 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	27,490,652	21,466,509
2020 [member] | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,669,169	5,991,035
2020 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	107,181,204	100,806,523
2020 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	37,129,938	23,231,281
2020 [member] | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,097,600
2020 [member] | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	983,647
2020 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	55,384,990	34,322,574
2020 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	104,596,175	57,553,855
2021 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	123,198,629	189,948,780
2021 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	36,474,941	40,098,959
2021 [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	20,004,204	10,017,084
2021 [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	4,183,481	4,999,710
2021 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	36,993,461	29,215,492
2021 [member] | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	2,920,578	11,966,770
2021 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	100,576,665	96,298,015
2021 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	14,165,499	63,823,350
2021 [member] | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	0	11,475,200
2021 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	8,456,465	18,352,215
2021 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	22,621,964	93,650,765
2022 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	112,871,442	184,328,927
2022 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	36,288,484	94,686,304
2022 [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	8,725,102
2022 [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,999,293	20,257,747
2022 [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	0	4,066,182
2022 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	33,752,122	39,343,306
2022 [member] | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	0	3,001,116
2022 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	80,765,001	161,354,655
2022 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	23,671,360	14,517,807
2022 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	8,435,081	8,456,465
2022 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	32,106,441	22,974,272
2023 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	125,320,439	171,607,562
2023 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	51,814,555	83,674,076
2023 [member] | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	5,202,000
2023 [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	0	8,763,410
2023 [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	0	1,999,192
2023 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	29,564,507	35,884,701
2023 [member] | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	7,081,249
2023 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	93,662,311	130,321,379
2023 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	10,931,702	32,878,778
2023 [member] | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	13,734,663
2023 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	6,991,763	8,407,405
2023 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	31,658,128	41,286,183
2024 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	171,955,593	168,577,398
2024 [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	24,377,105	91,790,092
2024 [member] | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	0	5,379,000
2024 [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	57,381,081
2024 [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	26,321,684	31,437,421
2024 [member] | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	0	7,264,850
2024 [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	108,079,870	135,871,363
2024 [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	53,275,137	11,136,784
2024 [member] | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	0	14,601,014
2024 [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	10,600,586	6,968,237
2024 [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	63,875,723	32,706,035
2025 thereafter [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,204,903,800	1,176,027,565
2025 thereafter [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	959,097,000	827,719,134
2025 thereafter [member] | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	13,848,692	14,317,126
2025 thereafter [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,157,892	11,205,575
2025 thereafter [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	30,985,764	88,324,131
2025 thereafter [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	32,067,846	31,275,418
2025 thereafter [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	136,705,664	173,348,554
2025 thereafter [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,183,862,858	1,146,189,938
2025 thereafter [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	14,051,426	17,616,801
2025 thereafter [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	6,989,516	12,220,826
2025 thereafter [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	21,040,942	29,837,627
Net Carrying Amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,950,027,282	2,048,850,610
Net Carrying Amount [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 1,160,926,679	$ 1,191,931,085
Average interest rate (%)	6.2535%	5.8927%
Net Carrying Amount [member] | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 19,050,692	$ 19,696,126
Average interest rate (%)	1.3483%	1.3484%
Net Carrying Amount [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 19,882,994	$ 19,968,985
Average interest rate (%)	5.7247%	5.7248%
Net Carrying Amount [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 120,379,937	$ 120,598,154
Average interest rate (%)	7.4867%	7.4872%
Net Carrying Amount [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 41,388,521	$ 59,727,769
Average interest rate (%)	4.0514%	2.7362%
Net Carrying Amount [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 290,828,090	$ 330,695,983
Average interest rate (%)	3.7095%	3.7123%
Net Carrying Amount [member] | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 21,670,996	$ 28,223,771
Average interest rate (%)	1.6996%	1.8697%
Net Carrying Amount [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 1,674,127,909	$ 1,770,841,873
Net Carrying Amount [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	153,225,062	163,204,801
Net Carrying Amount [member] | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,097,600	11,475,200
Net Carrying Amount [member] | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	14,718,310	14,601,014
Net Carrying Amount [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	96,858,401	88,727,722
Net Carrying Amount [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	275,899,373	278,008,737
Fair value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	2,036,457,122	1,913,377,218
Fair value [member] | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,233,260,685	1,084,252,622
Fair value [member] | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	17,812,094	16,603,524
Fair value [member] | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	21,733,929	20,257,139
Fair value [member] | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	114,148,170	101,639,764
Fair value [member] | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	37,209,163	51,079,974
Fair value [member] | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	314,159,720	325,772,611
Fair value [member] | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	22,167,273	27,916,889
Fair value [member] | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,760,491,034	1,627,522,522
Fair value [member] | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	153,747,749	169,873,202
Fair value [member] | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,112,957	11,264,120
Fair value [member] | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	14,969,735	16,093,157
Fair value [member] | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	96,135,647	88,624,217
Fair value [member] | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 275,966,088	$ 285,854,697